UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  February 28, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RWN3 Conservative Allocation Fund

ANNUAL REPORT
February 28, 2011

www.RWN3.com

RWN3 Conservative Allocation Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance and Summary	2
Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	16
Supplemental Information	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the RWN3 Conservative Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Dear Shareholder:

For the period beginning March 31, 2010 (the Fund’s inception) through February 28, 2011, the RWN3 Conservative Allocation Fund, returned 5.00% and the Fund’s benchmark, the Citigroup 90-day T-Bill, returned 0.14%.  As such, the benchmark was outperformed by 4.86% during the Fund's first year of operation.  During the first quarter of 2011, the Fund's short debt duration and equity concentration in the Oil and Gas sector helped bolster returns but it lagged in the longer debt duration and Real Estate sectors.

Please note that as previously announced the Fund will liquidate on May 27, 2011.

Sincerely,

Robert (Bud) Noffsinger III

Portfolio Manager
RWN3 LLC

RWN3 Conservative Allocation Fund
FUND PERFORMANCE AND SUMMARY
At February 28, 2011

This graph compares a hypothetical $10,000 investment in the Fund made at its inception with a similar investment in the Citigroup 3 Month T-Bill.  Results include the reinvestment of all dividends and capital gains.

The Citigroup 3 Month T-Bill index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months.  As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.  It is not possible to invest directly in an index.

These indices do not reflect expenses, fees or sales charge, which would lower performance.

Total Returns as of February 28, 2011
Since
Inception*
RWN3 Conservative Allocation Fund	5.00%
Citigroup 3-Month T-Bill	0.14%
* Inception date 3/31/10.

Gross and Net Expense Ratios for the Fund was 29.81% and 1.25%, respectively, as of 2/28/11.
Contractual fee waivers are in effect through June 30, 2011.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.
Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

RWN3 Conservative Allocation Fund
Fund Expenses – February 28, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the inception date of 8/31/10 to 2/28/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	8/31/10	2/28/11	3/31/10-2/28/11

Actual Performance*	$1,000.00	$1,067.10	$11.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,034.42	$11.67

**Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

RWN3 Conservative Allocation Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011

Number
of Shares		Value

	COMMON STOCKS - 43.8%
	CONSUMER STAPLES - 9.3%
1,069	Altria Group, Inc.	$27,121
250	Brown-Forman Corp.	17,287
264	Clorox Co.	17,889
245	Energizer Holdings, Inc.*	16,373
		78,670

	ENERGY - 11.7%
329	Chevron Corp.	34,134
398	Exxon Mobil Corp	34,041
1,128	Spectra Energy Corp.	30,174
		98,349
	HEALTH CARE - 3.1%
691	Roche Holding AG - ADR	25,954

	INDUSTRIALS - 5.9%
440	Alexander & Baldwin, Inc.	18,454
350	Deere & Co.	31,552
		50,006

	MATERIALS - 2.5%
450	Rockwood Holdings, Inc.*	20,947

	REITS - 1.8%
600	National Retail Properties, Inc.	15,414

	TELECOMMUNICATION SERVICES - 2.5%
2,500	Frontier Communications Corp.	21,225

	UTILITIES - 7.0%
686	Exelon Corp.	28,647
779	FirstEnergy Corp.	29,836
		58,483

	TOTAL COMMON STOCKS
	(Cost $324,268)	369,048

RWN3 Conservative Allocation Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011

Number
of Shares		Value
	EXCHANGE TRADED FUNDS - 54.9%
515	iShares Lehman Intermediate Credit Bond Fund	$54,569
570	iShares Barclays TIPS Bond Fund	61,646
152	iShares iBoxx $ High Yield Corporate Bond Fund	14,060
289	iShares iBoxx Investment Grade Corporate Bond Fund	31,565
200	iShares S&P Asia 50 Index Fund	9,148
828	PowerShares Emerging Markets Sovereign Debt Portfolio	21,644
1,419	SPDR Barclays Capital Aggregate Bond ETF	78,896
437	SPDR Barclays Capital High Yield Bond ETF	17,821
2,227	Vanguard Short-Term Corporate Bond ETF	173,060

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $464,793)	462,409

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 0.2%
$2,031	UMB Money Market Fiduciary, 0.01%†	2,031
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,031)	2,031

	TOTAL INVESTMENTS - 98.9%	833,488
	(Cost $791,092)
	Other Assets less Liabilites - 1.1%	9,018
	TOTAL NET ASSETS - 100.0%	$842,506

ADR	American Depository Receipt
*	Non Income Producing Security.
†	The rate is the annualized seven-day yield at period end

See accompanying Notes to Financial Statements.

Sector Representation as of 2/28/11 (% of net assets)
Sector Breakdown	% of Total Net Assets
Energy	11.7%
Consumer Staples	9.3%
Utilities	7.0%
Industrials	5.9%
Health Care	3.1%
Materials	2.5%
Telecommunication Services	2.5%
REITS	1.8%
Short-Term Investments	0.2%
Exchange Traded Funds	54.9%
Total Investments	98.9%
Other Assets less Liabilites	1.1%
Total Net Assets	100.0%

RWN3 Conservative Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2011

ASSETS
Investments in securities, at value (cost $791,092)	$833,488
Receivables:
Dividends and interest	2,323
From Advisor	39,494
Offering costs	3,504
Prepaid expenses	880
Total assets	879,689

LIABILITIES
Payables:
Transfer agent fees	5,885
Fund accounting fees	4,573
Administration fees	3,797
Custody fees	1,256
Chief Compliance Officer fees	983
Trustees fees	418
Accrued other expenses	20,271
Total liabilities	37,183

NET ASSETS	$842,506

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$798,519
Accumulated net investment income	14,948
Accumulated net realized loss on investments	(13,357)
Net unrealized appreciation on investments	42,396
Net Assets	$842,506

Net asset value, offering and redemption price per share
[$842,506/80,256 shares outstanding]	$10.50

See accompanying Notes to Financial Statements.

RWN3 Conservative Allocation Fund
STATEMENT OF OPERATIONS
For the Period March 31, 2010* to February 28, 2011

INVESTMENT INCOME
Income
Dividends (net of taxes withheld $11)	$22,817
Interest	7
Total income		$22,824

Expenses
Advisory fee	6,027
Transfer agent fees	37,340
Administration fees	31,112
Offering cost	31,065
Fund accounting fees	24,851
Audit fees	14,972
Chief compliance officer fees	8,664
Custody fees	8,108
Legal fees	7,623
Trustees fees and expenses	4,233
Miscellaneous	2,523
Shareholder reporting expense	2,080
Insurance expense	551
Registration fees	554

Total expenses		179,703
Less: Investment advisory fee waived		(6,027)
Less: Other expenses reimbursed		(166,126)
Net expenses		7,550
Net investment income		15,274

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss on investments		(13,699)
Net change in unrealized appreciation on investments		42,396
Net realized and unrealized gain on investments		28,697

Net Increase in Net Assets from Operations		$43,971

* Commencement of operation.

See accompanying Notes to Financial Statements.

RWN3 Conservative Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
March 31, 2010*
to February 28, 2011

INCREASE IN NET ASSETS FROM:
Operations
Net investment income	$15,274
Net realized loss on investments	(13,699)
Net unrealized appreciation on investments	42,396
Net increase in net assets resulting from operations	43,971

Capital Transactions
Net increase in net assets derived from net change in outstanding shares (a)	798,535

Total increase in net assets	842,506

NET ASSETS
Beginning of period	-
End of period	$842,506

Accumulated net investment income	$14,948

(a)   A summary of share transactions is as follows:

	For the Period
	March 31, 2010* to February 28, 2011
	Shares	Paid-in Capital
Shares sold	85,282	$848,992
Shares redeemed	(5,026)	(50,457)
Net increase	80,256	$798,535

* Commencement of operation.

See accompanying Notes to Financial Statements.

RWN3 Conservative Allocation Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout the Period

	For the Period from
	March 31, 2010*
	to February 31, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income	0.19
Net realized and unrealized gain on investments	0.31
Total from investment operations	0.50

Net asset value, end of period	$10.50

Total return	5.00	%†

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$843

Ratio of expenses to average net assets^
Before fees waived and expenses absorbed	29.81	%‡
After fees waived and expenses absorbed	1.25	%‡
Ratio of net investment income to average net assets^
Before fees waived and expenses absorbed	(26.03	)%‡
After fees waived and expenses absorbed	2.53	%‡

Portfolio turnover rate	117	%†

*	The Fund commenced operations on March 31, 2010.
†	Not annualized.
‡	Annualized.
^
Does not include expenses of the investment companies which the Fund invests.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011

Note 1 – Organization
RWN3 Conservative Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth through an asset allocation strategy while also seeking to preserve principal.  The Fund commenced investment operations on March 31, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,769, which are being amortized over a one-year period from March 31, 2010 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
Continued

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense I the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years (2011), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period from March 31, 2010 (commencement of operations) through February 28, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted the Income Tax Statement in fiscal year 2011. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2011. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2011.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RWN3 LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.25% of the Fund's average daily net assets until June 30, 2011.

For the period March 31, 2010 (commencement of operations) through February 28, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $172,153.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At February 28, 2011, the amount of these potentially recoverable expenses was $172,153.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of February 28, 2011, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
Continued

February 28, 2014	$172,153

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period March 31, 2010 (commencement of operations) to February 28, 2011, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period March 31, 2010 (commencement of operations) to February 28, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At February 28, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$791,135

Gross unrealized appreciation	51,056
Gross unrealized depreciation	(8,703)
Net unrealized appreciation/(depreciation)	$42,353

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

As of February 28, 2011 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$14,948
Undistributed long-term gains	-
Tax accumulated earnings	14,948

Accumulated capital and other losses	$(13,314)
Net unrealized appreciation on investments	42,353

Total accumulated earnings/(deficit)	$43,987

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
Continued

As of February 28, 2011, the Fund had a capital loss carryover of $13,314 which expires in 2019.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 28, 2011, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income and accumulated realized loss as follows:

Increase (Decrease)
Paid in Capital	Undistributed Net Investment Income	Accumulated Realized Gains
$(16)	$(326)	$342

Note 5 - Investment Transactions
For the period March 31, 2010 (commencement of operations) to February 28, 2011, purchases and sales of investments, excluding short-term investments, were $1,571,146 and $768,387, respectively.

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 7 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stock1	$369,049	$-	$-	$369,049
Exchange Traded Funds	462,409	-	-	462,409
Short-term Investments	2,031	-	-	2,031
Total Investments in Securities	$833,489	$-	$-	$833,489

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any level 2 or level 3 securities during the period.  There were no significant transfer into and out of level 1 and 2 during the current period presented.

Note 8 – Accounting Pronouncement
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 9 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

RWN3 Conservative Allocation Fund
NOTES TO FINANCIAL STATEMENTS – February 28, 2011
Continued

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

On March 31, 2011, the Board of Trustees of the Trust approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of the RWN3 Conservative Allocation Fund. In order to effect such liquidation, the Fund has closed to all new investment. Shareholders may redeem their shares until the date of liquidation.

The Fund will liquidate on May 27, 2011 (the “Liquidation Date”).  On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the RWN3 Conservative Allocation Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of February 28, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 31, 2010 (commencement of operations) to February 28, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of February 28, 2011, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RWN3 Conservative Allocation Fund as of February 28, 2011, and the results of its operations, the changes in its net assets and its financial highlights for the period March 31, 2010 to February 28, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 26, 2011

RWN3 Conservative Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information
For the year ended February 28, 2011, 58.83% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended February 28, 2011, 58.40% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-796-RWN3 (7963) or on the Fund’s website at www.RWN3.com.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
"Independent" Trustees:
Charles H. Millera (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, A Broadridge Company, a provider of technology and services to asset management firms (1997-present).	34	None.
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	34	None.
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	34	None.

RWN3 Conservative Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund's distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	34	None.
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006), Partner, the Wadsworth Group, a mutual fund administration and consulting services provider (1990 – 2001).	34	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006), Vice President, the Wadsworth Group, a mutual fund administration and consulting services provider (1994 – 2001).

			N/A	N/A

RWN3 Conservative Allocation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006) ; Vice President, the Wadsworth Group, a mutual fund administration and consulting services provider (1997 – 2001).

			N/A	N/A
Terrance Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).

			N/A	N/A
Robert Tuszynskia (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an "interested person" of the Trust by virtue of his position with the Fund's distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund's custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.

Investment Advisor
RWN3 LLC
561 Garden Drive, Unit B
Windsor, Colorado  80550

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California  90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
RWN3 Conservative Allocation Fund	RWNCX	461 418 774

Privacy Principles of the RWN3 Conservative Allocation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the RWN3 Conservative Allocation Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-796-RWN3 (7963), on the Fund’s website at www.RWN3.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-796-RWN3 (7963), on the Fund’s website at www.RWN3.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-796-RWN3 (7963). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

RWN3 Conservative Allocation Fund
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-888-796-RWN3 (7963)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-626-914-4141.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/11	FYE 2/28/10
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/11	FYE 2/28/10
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 2/28/11	FYE 2/28/10
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Investment Managers Series Trust

By (Signature and Title)           /s/ John P. Zader
     John P. Zader, President

Date   May 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ John P. Zader
     John P. Zader, President

Date   May 5, 2011

By (Signature and Title)           /s/ Rita Dam
     Rita Dam, Treasurer

Date   May 5, 2011